SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO DYNAMIC TARGET DATE FUNDS

                Effective September 21, 2018, the Management Fee table in the section “Manager and Other Service Providers – Manager and Class-Level Administrator” is replaced with the following:

Fund		Management Fee
All Funds	First $5 billion	0.15%
	Next $5 billion	0.14%
	Over $10 billion	0.13%

Effective September 21, 2018, the Sub-Advisory Fee table in the section “Manager and Other Service Providers – Sub-Advisers” is replaced with the following:

Sub-Advisory Fee
First $250 million	0.10%
Next $250 million	0.08%
Over $500 million	0.06%

August 16, 2018